DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Net of tax reclassified	R$ 9,979
Accumulated balance in OCI	5,468
Gains losses on cash flow accounting hedge	R$ 0	R$ 0